Stockholders’ Deficit - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 15, 2019	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation		$ 57,000
Unrecognized stock-based compensation, weighted-average period of recognition		4 years 3 months 7 days
Weighted-average grant-date fair value of options granted (in dollars per share)		$ 4.99	$ 2.60
Total intrinsic value of options exercised		$ 14,500	$ 3,300
Number of shares granted and available for purchase (in shares)		10,765
Total stock-based compensation expense		$ 25,247	7,223
Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted and available for purchase (in shares)	5,613,290
Chief Executive Officer | Promissory Note
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts due from related party	$ 24,600
Interest rate payable annually	2.00%
Debt term	4 years
Related party notes receivable		25,700	25,200
Chief Executive Officer | CEO Performance Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted and available for purchase (in shares)	3,572,093
Chief Executive Officer | CEO Performance Awards | IPO Condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted and available for purchase (in shares)	1,530,897
Chief Executive Officer | CEO Performance Awards | Qualified Financing Condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted and available for purchase (in shares)	1,020,598
Chief Executive Officer | CEO Performance Awards | Market Capitalization Condition
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted and available for purchase (in shares)	1,020,598
Chief Executive Officer | Service-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted and available for purchase (in shares)	2,041,197
Vesting period	72 months
Grant date fair value of options	$ 3,200			$ 3,000
Total stock-based compensation expense		$ 11,600	$ 0